UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6200

Schwab Investments – Schwab Global Real Estate Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

Item	1. Schedule of Investments.

Schwab Investments
Schwab Global Real Estate Fund™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	241,022,480	262,094,877
0.3%	Short-Term Investments	737,756	737,756
99.7%	Total Investments	241,760,236	262,832,633
0.3%	Other Assets and Liabilities, Net		766,335
100.0%	Net Assets		263,598,968

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Australia 5.1%
Real Estate 5.1%
Abacus Property Group	89,376	211,492
Charter Hall Retail REIT	48,003	166,308
Dexus Property Group	935,926	5,846,670
Goodman Group	189,161	970,692
Investa Office Fund	368,038	1,129,054
Scentre Group	199,812	672,093
Stockland	44,017	143,939
Vicinity Centres	101,729	239,335
Westfield Corp.	516,770	3,998,035
		13,377,618
Austria 1.5%
Real Estate 1.5%
CA Immobilien Anlagen AG *	90,642	1,611,889
Conwert Immobilien Invest SE *	148,639	2,413,525
		4,025,414
Brazil 0.5%
Consumer Durables & Apparel 0.5%
Gafisa S.A.	1,003,600	497,135
MRV Engenharia e Participacoes S.A.	340,238	928,367
		1,425,502
Canada 2.3%
Real Estate 2.3%
Canadian Apartment Properties REIT	22,114	512,146
Canadian Real Estate Investment Trust	6,000	209,006
Chartwell Retirement Residences	326,170	3,686,155
Security	Number of Shares	Value ($)
Crombie Real Estate Investment Trust	42,800	478,475
Granite Real Estate Investment Trust	22,200	663,621
Smart Real Estate Investment Trust	16,000	420,940
		5,970,343
China 1.7%
Real Estate 1.7%
China Resources Land Ltd.	1,564,272	3,743,003
China Vanke Co., Ltd., Class H	292,100	695,764
		4,438,767
Finland 0.6%
Real Estate 0.6%
Citycon Oyj	302,667	723,689
Sponda Oyj	230,929	977,735
		1,701,424
France 1.4%
Real Estate 1.4%
Fonciere Des Regions	987	88,221
Unibail-Rodamco SE	12,885	3,465,426
		3,553,647
Germany 1.5%
Real Estate 1.5%
DIC Asset AG	35,402	340,658
Patrizia Immobilien AG *	109,006	3,031,771
TLG Immobilien AG	30,022	656,235
		4,028,664
Hong Kong 7.4%
Real Estate 7.4%
China Overseas Land & Investment Ltd.	1,002,000	3,012,915
China Overseas Property Holdings Ltd. *	186,000	27,230
CIFI Holdings Group Co., Ltd.	3,595,043	845,160
Fortune REIT	751,300	832,991
Link REIT	115,500	708,787
Longfor Properties Co., Ltd.	3,318,500	4,493,860
New World Development Co., Ltd.	1,916,997	1,810,728
Shenzhen Investment Ltd.	1,796,000	724,889
Sino Land Co., Ltd.	1,893,000	2,895,326
Swire Properties Ltd.	1,064,803	2,910,343
The Wharf Holdings Ltd.	234,973	1,271,517
		19,533,746

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
India 0.1%
Real Estate 0.1%
Housing Development & Infrastructure Ltd. *	263,502	379,685
Ireland 1.2%
Real Estate 1.2%
Hibernia REIT plc	2,130,864	3,082,178
Italy 0.4%
Real Estate 0.4%
Immobiliare Grande Distribuzione S.p.A	1,159,003	1,045,111
Japan 10.0%
Real Estate 10.0%
Aeon Mall Co., Ltd.	137,990	1,808,741
AEON REIT Investment Corp.	759	965,719
Daiwa House Industry Co., Ltd.	56,900	1,640,805
Daiwa Office Investment Corp.	427	2,534,743
Heiwa Real Estate REIT, Inc.	2,771	2,110,574
Japan Excellent, Inc.	306	412,076
Japan Hotel REIT Investment Corp.	300	259,968
Kenedix Office Investment Corp.	326	1,850,076
MCUBS MidCity Investment Corp.	620	2,101,377
Mitsubishi Estate Co., Ltd.	99,321	1,902,432
Mitsui Fudosan Co., Ltd.	70,500	1,717,059
Mori Trust Sogo REIT, Inc.	348	663,093
Nomura Real Estate Holdings, Inc.	120,100	2,143,136
NTT Urban Development Corp.	148,800	1,479,623
Premier Investment Corp.	1,598	2,033,916
Sumitomo Realty & Development Co., Ltd.	3,500	97,088
Top REIT, Inc.	659	2,632,418
		26,352,844
Mexico 1.1%
Real Estate 1.1%
Fibra Uno Administracion S.A. de C.V.	1,184,223	2,563,916
Macquarie Mexico Real Estate Management S.A. de C.V. *	194,799	245,705
		2,809,621
Netherlands 1.0%
Real Estate 1.0%
Eurocommercial Properties N.V. CVA	7,294	343,037
Wereldhave N.V.	43,629	2,221,053
		2,564,090
Security	Number of Shares	Value ($)
New Zealand 0.1%
Real Estate 0.1%
Kiwi Property Group Ltd.	136,457	137,039
Philippines 0.0%
Real Estate 0.0%
Robinsons Land Corp.	170,400	105,622
Singapore 4.2%
Real Estate 4.2%
Ascott Residence Trust	1,486,700	1,236,284
CapitaLand Ltd.	2,674,025	5,806,386
CapitaLand Mall Trust	166,100	244,941
Mapletree Greater China Commercial Trust	700,900	498,752
Yanlord Land Group Ltd.	3,598,000	3,187,910
		10,974,273
Spain 0.8%
Real Estate 0.8%
Axiare Patrimonio SOCIMI S.A.	106,650	1,555,687
Lar Espana Real Estate Socimi S.A.	62,873	609,314
		2,165,001
Sweden 1.1%
Real Estate 1.1%
Hemfosa Fastigheter AB	143,610	1,488,768
Wihlborgs Fastigheter AB	70,154	1,425,953
		2,914,721
Thailand 1.8%
Real Estate 1.8%
CPN Retail Growth Leasehold Property Fund	850,900	447,779
Pruksa Real Estate PCL	307,600	217,166
Pruksa Real Estate PCL ADR	1,986,700	1,404,176
Sansiri PCL	60,609,600	2,680,564
		4,749,685
Turkey 0.6%
Real Estate 0.6%
Is Gayrimenkul Yatirim Ortakligi A/S	2,927,387	1,685,116
United Arab Emirates 0.9%
Real Estate 0.9%
Aldar Properties PJSC	2,702,190	1,932,274
Emaar Properties PJSC	323,626	549,530
		2,481,804
United Kingdom 6.1%
Consumer Durables & Apparel 0.4%
Persimmon plc	36,307	1,104,536

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 5.7%
Hammerson plc	72,076	604,204
Intu Properties plc	213,048	922,384
Kennedy Wilson Europe Real Estate plc	104,055	1,631,251
Land Securities Group plc	167,843	2,828,786
Safestore Holdings plc	694,577	3,519,872
The Unite Group plc	562,750	5,341,828
		14,848,325
		15,952,861
United States 48.0%
Real Estate 48.0%
Agree Realty Corp.	15,700	668,349
Alexander's, Inc.	3,400	1,245,590
AvalonBay Communities, Inc.	25,400	4,568,952
Brixmor Property Group, Inc.	50,893	1,285,048
Camden Property Trust	17,400	1,482,654
Care Capital Properties, Inc.	21,931	569,987
CBL & Associates Properties, Inc.	46,902	451,197
CoreSite Realty Corp.	47,366	3,592,711
Cousins Properties, Inc.	351,562	3,775,776
Empire State Realty Trust, Inc., Class A	206,548	3,914,085
Equity LifeStyle Properties, Inc.	61,247	4,489,405
Equity Residential	29,129	2,016,018
Essex Property Trust, Inc.	1,770	402,197
First Industrial Realty Trust, Inc.	214,712	5,316,269
Gaming & Leisure Properties, Inc.	32,061	1,055,127
General Growth Properties, Inc.	23,276	625,426
Getty Realty Corp.	70,544	1,426,400
HCP, Inc.	92,070	3,026,341
Healthcare Realty Trust, Inc.	113,809	3,617,988
Healthcare Trust of America, Inc., Class A	59,600	1,798,728
Host Hotels & Resorts, Inc.	59,500	916,300
Kimco Realty Corp.	146,153	4,118,591
Lexington Realty Trust	325,144	3,072,611
Mack-Cali Realty Corp.	203,105	5,329,475
Mid-America Apartment Communities, Inc.	51,500	5,303,985
Monmouth Real Estate Investment Corp.	65,700	781,173
National Health Investors, Inc.	16,948	1,183,479
New Senior Investment Group, Inc.	36,700	380,579
Post Properties, Inc.	73,393	4,445,414
Prologis, Inc.	47,000	2,233,910
PS Business Parks, Inc.	10,500	1,036,665
Public Storage	25,800	6,545,718
Retail Opportunity Investments Corp.	47,700	964,494
Retail Properties of America, Inc., Class A	99,015	1,569,388
Sabra Health Care REIT, Inc.	8,700	182,178
Security	Number of Shares	Value ($)
Saul Centers, Inc.	27,350	1,536,523
Select Income REIT	75,155	1,851,068
Simon Property Group, Inc.	78,681	15,550,513
SL Green Realty Corp.	54,619	5,536,182
Sovran Self Storage, Inc.	30,309	3,281,555
STORE Capital Corp.	48,000	1,225,440
Summit Hotel Properties, Inc.	310,300	3,630,510
Tanger Factory Outlet Centers, Inc.	62,100	2,187,162
UDR, Inc.	10,795	388,944
Weingarten Realty Investors	62,838	2,364,594
Welltower, Inc.	61,514	4,238,930
WP Glimcher, Inc.	53,710	548,916
Xenia Hotels & Resorts, Inc.	56,300	907,556
		126,640,101
Total Common Stock
(Cost $241,022,480)		262,094,877
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.3% of net assets
Time Deposits 0.3%
Brown Brothers Harriman
Canadian Dollar
0.05%, 06/01/16 (a)	2,751	2,098
Great British Pound
0.10%, 06/01/16 (a)	10,035	14,534
Hong Kong Dollar
0.01%, 06/01/16 (a)	632,255	81,363
Singapore Dollar
0.05%, 06/01/16 (a)	26,432	19,193
DNB
Euro
(0.54%), 06/01/16 (a)	557,738	620,568
Total Short-Term Investments
(Cost $737,756)		737,756

End of Investments.

At 05/31/16, the tax basis cost of the fund's investments was $242,762,442 and the unrealized appreciation and depreciation were $26,147,269 and ($6,077,078), respectively, with a net unrealized appreciation of $20,070,191.
As of 05/31/16, the values of certain foreign securities held by the fund aggregating $115,469,612 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$142,092,746	$—	$—	$142,092,746
Australia [1]	—	13,377,618	—	13,377,618
Austria [1]	—	4,025,414	—	4,025,414
China [1]	—	4,438,767	—	4,438,767
Finland [1]	—	1,701,424	—	1,701,424
France [1]	—	3,553,647	—	3,553,647
Germany [1]	—	4,028,664	—	4,028,664
Hong Kong[1]	—	19,533,746	—	19,533,746
India [1]	—	379,685	—	379,685
Italy [1]	—	1,045,111	—	1,045,111
Japan [1]	—	26,352,844	—	26,352,844
Netherlands [1]	—	2,564,090	—	2,564,090
New Zealand[1]	—	137,039	—	137,039
Philippines [1]	—	105,622	—	105,622
Singapore [1]	—	10,974,273	—	10,974,273
Sweden [1]	—	2,914,721	—	2,914,721
Thailand
Real Estate	4,532,519	217,166	—	4,749,685
Turkey [1]	—	1,685,116	—	1,685,116
United Arab Emirates[1]	—	2,481,804	—	2,481,804
United Kingdom[1]	—	15,952,861	—	15,952,861
Short-Term Investments[1]	—	737,756	—	737,756
Total	$146,625,265	$116,207,368	$—	$262,832,633
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.

Schwab Global Real Estate Fund
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

Schwab Global Real Estate Fund
Notes to Portfolio Holdings (continued)
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG46025MAY16

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 20, 2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	July 20, 2016